Schedule of Geographic Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total Revenue	$ 778		$ 747	$ 43
Net loss	(197)	$ (81)	(2,998)	(11,212)
Total Assets	7,564		8,185	4,094
Total Long Lived Assets, net	$ 138		137	3
UNITED KINGDOM
Segment Reporting [Line Items]
Total Revenue				43
Net loss			(1,260)	(11,175)
Total Assets				809
Total Long Lived Assets, net				2
MALAYSIA
Segment Reporting [Line Items]
Total Revenue			747
Net loss			119
Total Assets			6,154
Total Long Lived Assets, net			137
UNITED STATES
Segment Reporting [Line Items]
Net loss			(1,857)	(37)
Total Assets			2,031	3,285
Total Long Lived Assets, net			$ (0)	$ 1